Accumulated Other Comprehensive Loss - Summary of Income Tax Benefit (Expense) to Component of Other Comprehensive Loss (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated net unrealized loss on translation of net investment in foreign operations	$ 5	$ 6
Balance, beginning of year	(1)
Balance, end of year	54	(1)
Accumulated Net (Loss) Gain from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of year	(16)	0
Net unrealized (loss) gain	46	(35)
Reclassification of net loss (gain) to net income	15	19
Balance, end of year	45	(16)
Accumulated Net Unrealized Loss On Other Long Term Liabilities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of year	9	6
Net unrealized (loss) gain	(3)	3
Reclassification of net loss (gain) to net income	(2)	0
Balance, end of year	$ 4	$ 9